Financial Risk Management - Credit Risk (Details) - ZAR (R) R in Millions	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	R 10,837	R 11,244
Restricted investments	5,083	3,535
Investments held by social trust funds
Disclosure of detailed information about financial instruments [line items]
Restricted investments	19	22
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	2,819	6,357
Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,799	68
Restricted Cash and Investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	4,981	3,682
Collective investment scheme (unit trusts)
Disclosure of detailed information about financial instruments [line items]
Restricted investments	47	0
Equity investments
Disclosure of detailed information about financial instruments [line items]
Restricted investments	252	0
AA Plus | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,738	0
AA Plus | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	629	0
AA Plus | Restricted Cash and Investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	4,756	0
AA+ | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,081	0
AA+ | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	286	10
AA Minus | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	0	6,357
AA Minus | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	145	42
AA Minus | Restricted Cash and Investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	0	3,682
A Plus | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	739	16
credit rating B | Restricted Cash and Investments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	R 225	R 0